Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax
20.	INCOME TAX

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income (loss) recorded in The Netherlands	(9)	(30)	(33)
Income (loss) from foreign operations	115	(562)	(2,104)

Income (loss) before income tax benefit (expense)	106	(592)	(2,137)

STMicroelectronics N.V. and its subsidiaries are individually liable for income taxes in their jurisdictions. Tax losses can only offset profits generated by the taxable entity incurring such loss.

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
The Netherlands Taxes – current	—	5	(1)
Foreign taxes – current	(120)	(90)	(130)

Total current taxes	(120)	(85)	(131)
The Netherlands Taxes – deferred	—	—	—
Foreign taxes – deferred	143	48	80

Total deferred taxes	143	48	80
Income tax benefit (expense)	23	(37)	(51)

Effective tax rate	-21%	-6%	-2%

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2014, 2013 and 2012, and the effective income tax rate are the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income tax benefit (expense) computed at statutory rate	(26)	148	534
Non-deductible and non-taxable permanent differences, net	8	(2)	(81)
Income (loss) on equity-method investments	(11)	(31)	(6)
Valuation allowance adjustments	26	(83)	(197)
Current year credits	53	60	77
Other tax and credits	8	(42)	(17)
Benefits from tax holidays	65	18	38
Net impact of changes to uncertain tax positions	(92)	(33)	(83)
Earnings of subsidiaries taxed at different rates	(8)	(72)	(316)

Income tax benefit (expense)	23	(37)	(51)

In 2013 and 2012, the line “Earnings of subsidiaries taxed at different rates” includes a decrease of $57 million and $320 million, respectively, mainly related to tax rate differences due to tax holidays for countries in a loss position. The valuation allowance adjustments of 2013 include $32 million related to the activities of ST-Ericsson companies until their deconsolidation.

The tax holidays represent a tax exemption period aimed to attract foreign technological investment in certain tax jurisdictions. The effect of the tax benefits, from tax holidays for countries which are profitable, on basic earnings per share was $0.07, $0.02 and $0.04 for the years ended December 31, 2014, 2013, and 2012, respectively. These agreements are present in various countries and include programs that reduce up to and including 100% of taxes in years affected by the agreements. The Company’s tax holidays expire at various dates through the year ending December 31, 2022. In certain countries, tax holidays can be renewed depending on the Company still meeting certain conditions at the date of expiration of the current tax holidays.

Deferred tax assets and liabilities consisted of the following:

	December 31, 2014	December 31, 2013
Tax loss carryforwards and investment credits	908	658
Less unrecognized tax benefit	(238)	(229)

Tax loss carryforward net of unrecognized tax benefit	670	429
Inventory valuation	15	14
Impairment and restructuring charges	16	63
Fixed asset depreciation in arrears	39	58
Capitalized development costs	63	45
Receivables for government funding	13	22
Tax credits granted on past capital investments	1,147	1,131
Pension service costs	82	66
Stock awards	5	2
Commercial accruals	15	10
Other temporary differences	78	70

Total deferred tax assets	2,143	1,910
Valuation allowances	(1,607)	(1,454)

Deferred tax assets, net	536	456
Accelerated fixed asset depreciation	(26)	(58)
Acquired intangible assets	(11)	(11)
Advances of government funding	(23)	(35)
Other temporary differences	(3)	(13)

Deferred tax liabilities	(63)	(117)

Net deferred income tax asset	473	339

At the end of December 2014, the tax loss carryforward and the valuation allowance were mainly impacted by a favorable ruling obtained in Switzerland on the transfer of the majority of ST-Ericsson deductible operating losses.

For a particular tax-paying component of the Company and within a particular tax jurisdiction, all current deferred tax liabilities and assets are offset and presented as a single amount, similarly to non-current deferred tax liabilities and assets. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions.

The net deferred tax assets are recorded in legal entities which have been historically profitable and are expected to be profitable in the next coming years.

As of December 31, 2014, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2015, as follows:

Year
2015	1
2016	46
2017	12
2018	89
2019	77
Thereafter	683

Total	908

The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that jurisdiction on a pro rata basis. The “Tax credits granted on past capital investments” mainly related to a 2003 agreement granting the Company certain tax credits for capital investments purchased through the year ending December 31, 2006. Any unused tax credits granted under the agreement will continue to increase yearly by a legal inflationary index (currently 0.53% per annum). The credits may be utilized through 2020 or later depending on the Company meeting certain program criteria. In addition to this agreement, starting in 2007 the Company continues to receive tax credits on the yearly capital investments, which may be used to offset that year’s tax liabilities and increases by the legal inflationary rate. However, pursuant to the inability to utilize these credits currently and in future years, the Company did not recognize any deferred tax asset on such tax allowance. As a result, there is no financial impact to the net deferred tax assets of the Company.

The amounts of deferred tax benefit (expense) recorded as a component of other comprehensive income (loss) was $ 24 million and $(31) million in 2014 and 2013 respectively. They were related primarily to the tax effects of the recognized unfunded status on defined benefits plan

The cumulative amount of distributable earnings related to the Company’s investments in foreign subsidiaries and corporate joint ventures was $775 million as at December 31, 2014. Due to the Company’s legal and tax structure, with the parent company established in the Netherlands, there was no significant tax impact from the distribution of earnings from investments in foreign subsidiaries and corporate joint ventures. This is because there is no tax impact on dividends paid up to a Dutch holding company.

A reconciliation of 2014, 2013 and 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2014	December 31, 2013	December 31, 2012
Balance at beginning of year	255	227	148
Additions based on tax positions related to the current year	51	52	44
Additions for tax positions of prior years	43	27	39
Reduction for tax positions of prior years	(2)	(48)	—
Reduction due to ST-Ericsson deconsolidation		(8)	—
Settlements		—	(1)
Prepayment	(5)	(1)	(6)
Foreign currency translation	(29)	6	3

Balance at end of year	313	255	227

At December 31, 2014 and 2013, $238 million and $229 million, respectively, of unrecognized tax benefits were classified as a reduction of deferred tax assets. It is reasonably possible that certain of the uncertain tax positions disclosed in the table above could increase within the next 12 months due to ongoing tax audits. The Company is not able to make an estimate of the range of the reasonably possible change.

Additionally, the Company elected to classify accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income, they were $27 million in 2014 and not material in the previous years. At December 31, 2014 and 2013, interest and penalties amounted to $32 million and $6 million respectively.

The tax years that remain open for review in the Company’s major tax jurisdictions, including France, Italy, United States and India, are from 1996 to 2014.